INCOME TAXES (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2008	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015	Dec. 31, 2017 CNY (¥)
INCOME TAXES
Statutory income tax rate in PRC (as a percent)		25.00%	25.00%	25.00%
Deferred Tax Assets, Valuation Allowance		$ 3,236,889	$ 3,334,464
Income Tax Holiday, Description		Pursuant to PRC tax laws, certain subsidiaries of the Company are solar power generation enterprises, which are entitled to a three-year tax exemption from CIT mainly beginning from 2017 that approved by governing tax authorities and a 50% CIT reduction for the succeeding three year thereafter.
CHINA
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%
California Franchise Tax Board [Member]
INCOME TAXES
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent		8.84%
Minimum [Member]
INCOME TAXES
Amount of underpayment of tax considered for applicability of extended period of statute of limitations Period		$ 15,060			¥ 100,000
Minimum [Member] | California Franchise Tax Board [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)		15.00%
Maximum [Member] | California Franchise Tax Board [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)		35.00%
PRC [Member]
INCOME TAXES
Net operating loss carryforwards		$ 2,017,109
PRC [Member] | 2021 [Member]
INCOME TAXES
Net operating loss carryforwards		$ 284,543